Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (61,099)	$ (33,199)	$ (13,990)
Net loss attributable to ordinary shareholders—basic and diluted	$ (61,099)	$ (33,199)	$ (13,990)
Weighted-average number of ordinary shares used in net loss per share—basic and diluted	28,654,760	1,066,208	642,169
Net loss per share attributable to ordinary shareholders—basic and diluted	$ (2.13)	$ (31.14)	$ (21.79)